Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investments at Fair Value

The following tables present, by level within the fair value hierarchy, the Plan’s investments at fair value:

	Fair Value measurements at December 31, 2025 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$391,048,609	$391,048,609	$—	$—
Money market funds	15,026,272	15,026,272	—	—
ADTRAN Holdings common stock fund	2,127,735	2,127,735	—	—
Brokerage Link	11,169,957	11,169,957	—	—
Total investments at fair value	419,372,573	419,372,573	—	—
Investments measured at net asset value (a)	6,823,061	—	—	—
Total investments at fair value	$426,195,634	$419,372,573	$—	$—

	Fair Value measurements at December 31, 2024 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$350,577,008	$350,577,008	$—	$—
Money market funds	18,335,666	18,335,666	—	—
ADTRAN Holdings common stock fund	2,067,054	2,067,054	—	—
Brokerage Link	9,784,651	9,784,651	—	—
Total investments at fair value	380,764,379	380,764,379	—	—
Investments measured at net asset value (a)	8,402,285	—	—	—
Total investments at fair value	$389,166,664	$380,764,379	$—	$—

(a)
In accordance with Subtopic 820-10, the commingled trust fund was measured at net asset value per share (or its equivalent) and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.